Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 6, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal Value Fund, Inc. (File Nos. 333-166840 and 811-05120)

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Value Fund, Inc., (the “Fund”), we are filing Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The purpose of this filing is to: (i) update information regarding the Registrant since the last Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-10-221209 on September 30, 2010; and (ii) make other non-material changes.

Please contact me at (202) 739-5391 with your questions or comments.

Sincerely,

/s/    Kathleen M. Long

Kathleen M. Long